Organization and Business Operations	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Accounting Policies [Abstract]
Organization and Business Operations

Note 1—Organization and Business Operations

VisionWave Holdings, Inc. (“VW Holdings” or the “Company”) is a Delaware company incorporated in 2024. VW Holdings is the successor to Bannix Acquisition Corp., (“Bannix”) a blank check company incorporated in the state of Delaware on January 21, 2021 for the purpose of effecting mergers, capital stock exchange, asset acquisitions, stock purchases, reorganization or similar business combinations with one or more businesses (“Business Combination”).

Prior to the succession of Bannix by VW Holdings, on March 26, 2024, Bannix entered into a Business Combination Agreement (the “Original Agreement”), by and among Bannix, VisionWave Technologies, Inc., a Nevada corporation (“Target” or “VW Tech.”) and the shareholders of Target.

On September 6, 2024, Bannix entered into a Merger Agreement and Plan of Reorganization (the “Merger Agreement”), by and among Bannix, VW Holdings, a direct, wholly owned subsidiary of Bannix, BNIX Merger Sub, Inc., a Delaware corporation and a direct, wholly owned subsidiary of VisionWave (“Parent Merger Sub”), BNIX VW Merger Sub, Inc., a Nevada corporation and direct, wholly owned subsidiary of VisionWave (“Company Merger Sub”), and Target.

On July 14, 2025, the transaction contemplated by the Merger Agreement closed.

The Company has two wholly owned subsidiaries: VisionWave Technologies, Inc., Solar Drone Ltd, acquired on December 15, 2025 pursuant to the Share Purchase Agreement (See Note 9).

Note 1—Organization and Business Operations

VisionWave Holdings, Inc. (“VW Holdings” or the “Company”) is a Delaware company incorporated in 2024. VW Holdings is the successor to Bannix Acquisition Corp., (“Bannix”) a blank check company incorporated in the state of Delaware on January 21, 2021 for the purpose of effecting mergers, capital stock exchange, asset acquisitions, stock purchases, reorganization or similar business combinations with one or more businesses (“Business Combination”).

Prior to the succession of Bannix by VW Holdings, on March 26, 2024, Bannix entered into a Business Combination Agreement (the “Original Agreement”), by and among Bannix, VisionWave Technologies, Inc., a Nevada corporation (“Target” or “VW Tech.”) and the shareholders of Target.

On September 6, 2024, Bannix entered into a Merger Agreement and Plan of Reorganization (the “Merger Agreement”), by and among Bannix, VisionWave Holdings, Inc., a Delaware corporation and a direct, wholly owned subsidiary of Bannix (“VW Holdings”), BNIX Merger Sub, Inc., a Delaware corporation and a direct, wholly owned subsidiary of VisionWave (“Parent Merger Sub”), BNIX VW Merger Sub, Inc., a Nevada corporation and direct, wholly owned subsidiary of VisionWave (“Company Merger Sub”), and Target.

On July 14, 2025, Bannix closed its proposed merger with VisionWave Technologies Inc.